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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21799

Evergreen International Balanced Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen International Balanced Income Fund, for the quarter ended January 31, 2007 . This one series has an April 30 fiscal year end.

Date of reporting period: January 31, 2007

Item 1 – Schedule of Investments
EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.4%
FIXED-RATE 1.4%
FHLMC, 6.00%, 06/01/2035	$1,982,004	$1,995,278
GNMA, 5.50%, 12/15/2034	1,484,607	1,471,260

Total Agency Commercial Mortgage-Backed Securities (cost $3,439,778)		3,466,538

CORPORATE BONDS 0.1%
CONSUMER DISCRETIONARY 0.1%
Auto Components 0.1%
TRW Automotive, Inc., 9.375%, 02/15/2013 (cost $269,760)	250,000	268,750

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 8.1%
CONSUMER DISCRETIONARY 0.2%
Multi-line Retail 0.2%
Marks & Spencer Group plc, 6.375%, 11/07/2011 GBP	300,000	596,734

CONSUMER STAPLES 1.4%
Beverages 0.3%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	300,000	622,333

Food Products 0.7%
Nestle SA, 5.50%, 11/18/2009 AUD	2,070,000	1,567,274

Tobacco 0.4%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	550,000	1,063,973

FINANCIALS 6.3%
Capital Markets 0.2%
Ahold Finance USA, Inc., 6.50%, 03/14/2017 GBP	200,000	400,177

Commercial Banks 6.0%
European Investment Bank:
6.50%, 09/10/2014 NZD	1,200,000	794,463
8.00%, 10/21/2013 ZAR	7,390,000	1,001,061
8.50%, 12/12/2007 ZAR	17,000,000	2,338,440
Kommunalbanken AS, 6.00%, 02/25/2011 AUD	6,900,000	5,271,513
Landwirtsch Rentenbank:
5.75%, 06/15/2011 AUD	5,025,000	3,787,111
7.00%, 12/27/2007 NZD	2,000,000	1,359,999

		14,552,587

Consumer Finance 0.1%
Virgin Media Finance plc, 9.75%, 04/15/2014 GBP	160,000	331,911

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
Deutsche Telekom AG, 6.25%, 12/09/2010 GBP	200,000	394,449

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $19,167,728)		19,529,438

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 16.5%
Canada, 6.25%, 06/16/2015 NZD	5,600,000	3,648,036
Colombia, 9.75%, 02/11/2008 GBP	100,000	202,648
Hungary, 6.50%, 08/12/2008 HUF	1,335,750,000	6,612,179
Korea:
4.75%, 06/10/2009 KRW	1,372,000,000	1,448,131
5.25%, 09/10/2015 KRW	4,700,000,000	5,061,658
Mexico:
8.00%, 12/19/2013 MXN	38,400,000	3,501,787
10.00%, 12/05/2024 MXN	32,500,000	3,505,748
New Zealand, 6.00%, 07/15/2008 NZD	2,000,000	1,357,409
Poland, 4.25%, 05/24/2011 PLN	21,435,000	6,959,154

1

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
Singapore:
3.25%, 09/01/2020 SGD	5,400,000	3,512,533
3.625%, 07/01/2014 SGD	5,840,000	3,924,107

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $38,269,678)		39,733,390

YANKEE OBLIGATIONS – CORPORATE 1.9%
ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
OAO Gazprom, 9.625%, 03/01/2013	$500,000	589,200

FINANCIALS 1.2%
Commercial Banks 0.9%
Bank of Moscow, 7.34%, 05/13/2013	1,600,000	1,673,856
Kazkommerts International BV, 7.00%, 11/03/2009	500,000	505,000

		2,178,856

Consumer Finance 0.2%
Virgin Media Finance plc, 9.125%, 08/15/2016	330,000	350,625

Diversified Financial Services 0.1%
UBS Luxembourg, 8.25%, 05/23/2016	330,000	348,695

INDUSTRIALS 0.2%
Road & Rail 0.2%
Network Rail, 3.875%, 12/08/2009	500,000	483,822

UTILITIES 0.2%
Multi-Utilities 0.2%
National Power Corp., FRN, 9.62%, 08/23/2011	500,000	561,156

Total Yankee Obligations-Corporate (cost $4,464,070)		4,512,354

YANKEE OBLIGATIONS – GOVERNMENT 1.2%
Brazil, 7.875%, 03/07/2015	500,000	555,500
Colombia, 8.25%, 12/22/2014	500,000	566,250
Philippines, 8.00%, 01/15/2016	350,000	393,312
Turkey, 9.00%, 06/30/2011	500,000	558,125
Uruguay, 7.50%, 03/15/2015	350,000	376,600
Venezuela, 10.75%, 09/19/2013	300,000	361,500

Total Yankee Obligations-Government (cost $2,782,241)		2,811,287

	Country	Shares	Value

COMMON STOCKS 70.1%
CONSUMER DISCRETIONARY 6.6%
Automobiles 0.5%
DaimlerChrysler AG	Germany	12,596	781,065
Toyota Motor Corp.	Japan	5,700	374,980

			1,156,045

Hotels, Restaurants & Leisure 0.5%
Ladbrokes plc	United Kingdom	40,131	345,200
OPAP SA	Greece	21,110	791,361

			1,136,561

Household Durables 0.5%
Electrolux AB	Sweden	35,600	677,302
Husqvarna AB *	Sweden	35,600	551,857

			1,229,159

2

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 3.4%
Arnoldo Mondadori Editore SpA	Italy	74,944	$830,175
Gestevision Telecinco SA	Spain	7,069	191,084
Independent News & Media plc	Ireland	365,841	1,444,870
Macquarie Communications Infrastructure Group	Australia	352,933	1,670,790
Mediaset SpA	Italy	68,867	829,631
Pearson plc	United Kingdom	69,673	1,101,383
Wolters Kluwer NV	Netherlands	21,170	633,688
Yellow Pages Income Fund	Canada	145,939	1,602,162

			8,303,783

Multi-line Retail 0.5%
Marks & Spencer Group plc	United Kingdom	11,704	155,206
PPR SA	France	6,766	996,392

			1,151,598

Specialty Retail 1.2%
H&M Hennes & Mauritz AB, Class B	Sweden	40,700	2,210,690
Inditex SA	Spain	7,061	401,285
Lindex AB	Sweden	27,500	379,005

			2,990,980

CONSUMER STAPLES 6.8%
Beverages 2.4%
Coca-Cola Amatil, Ltd.	Australia	61,267	371,866
Diageo plc +	United Kingdom	176,956	3,443,672
Grupo Modelo SA de CV, Ser. C	Mexico	131,700	714,494
Scottish & Newcastle plc	United Kingdom	129,895	1,386,794

			5,916,826

Food & Staples Retailing 0.6%
Woolworths, Ltd.	Australia	79,448	1,467,117

Food Products 2.0%
Koninklijke Wessanen NV	Netherlands	52,518	724,165
Unilever NV	Netherlands	150,198	3,990,985

			4,715,150

Personal Products 0.4%
Shiseido Co., Ltd.	Japan	44,000	932,496

Tobacco 1.4%
British American Tobacco Malaysia Berhad	Malaysia	53,100	666,227
British American Tobacco plc +	United Kingdom	82,961	2,512,958
Gallaher Group plc	United Kingdom	7,220	160,791

			3,339,976

ENERGY 5.3%
Oil, Gas & Consumable Fuels 5.3%
BP plc +	United Kingdom	353,428	3,727,922
ENI SpA +	Italy	69,490	2,237,668
Royal Dutch Shell plc, Class B	United Kingdom	120,010	4,032,671
Total SA +	France	39,544	2,665,095

			12,663,356

FINANCIALS 19.7%
Capital Markets 2.4%
Macquarie Bank, Ltd.	Australia	6,087	382,484
UBS AG	Switzerland	56,274	3,529,808
Vontobel Holding AG	Switzerland	37,996	1,905,338

			5,817,630

3

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 11.7%
ABN AMRO Holding NV	Netherlands	81,894	$2,630,168
Allied Irish Banks plc	Ireland	28,414	819,355
Australia & New Zealand Banking Group, Ltd.	Australia	102,305	2,315,963
Banco Bilbao Vizcaya Argentaria SA	Spain	38,613	961,327
Banco Santander Central Hispano SA	Spain	36,977	702,808
Bank Leumi Le-Israel BM	Israel	212,958	840,866
Bank of Ireland	Ireland	20,295	452,718
Barclays plc	United Kingdom	108,689	1,586,774
Danske Bank AS	Denmark	12,200	562,251
Hang Seng Bank, Ltd.	Hong Kong	109,700	1,526,532
HBOS plc	United Kingdom	44,042	964,217
HSBC Holdings plc – London Exchange +	United Kingdom	168,443	3,056,726
Lloyds TSB Group plc +	United Kingdom	301,169	3,449,264
National Australia Bank, Ltd.	Australia	5,616	176,023
Nordea Bank AB	Sweden	92,500	1,448,534
Royal Bank of Canada	Canada	25,500	1,180,315
Royal Bank of Scotland Group plc +	United Kingdom	64,849	2,615,831
Societe Generale +	France	12,840	2,263,442
Sparebanken Nord-Norge	Norway	26,000	623,128

			28,176,242

Diversified Financial Services 2.2%
Fortis NV	Belgium	12,097	510,023
Guoco Group, Ltd.	Bermuda	76,000	978,123
Hellenic Exchanges SA	Greece	41,616	963,202
ING Groep NV	Netherlands	63,056	2,753,142

			5,204,490

Insurance 3.0%
Assurances Generales de France SA +	France	12,543	2,054,103
Cathay Financial Holding Co., Ltd.	Taiwan	94,474	210,249
Lancashire Holdings, Ltd.	Bermuda	61,474	412,115
Legal & General Group plc +	United Kingdom	613,447	1,870,696
Promina Group, Ltd.	Australia	94,362	531,945
QBE Insurance Group, Ltd.	Australia	8,632	206,732
TrygVesta AS	Denmark	23,511	1,933,768

			7,219,608

Real Estate Investment Trusts 0.4%
Westfield Group Australia	Australia	53,254	921,619

HEALTH CARE 2.3%
Health Care Providers & Services 0.5%
Parkway Holdings, Ltd.	Singapore	578,550	1,233,120

Pharmaceuticals 1.8%
GlaxoSmithKline plc +	United Kingdom	159,874	4,305,078

INDUSTRIALS 5.8%
Aerospace & Defense 0.4%
BAE Systems plc	United Kingdom	124,660	1,029,034

Airlines 0.2%
Singapore Airlines, Ltd.	Singapore	38,000	435,330

Building Products 0.4%
Assa Abloy AB, Class B	Sweden	48,400	1,061,323

Commercial Services & Supplies 0.5%
Biffa plc	United Kingdom	28,908	185,834
De La Rue plc	United Kingdom	61,660	794,722
Experian Group, Ltd.	United Kingdom	21,272	241,542

			1,222,098

4

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 0.5%
Skanska AB, Class B	Sweden	61,000	$1,274,152

Electrical Equipment 0.9%
Schneider Electric SA +	France	16,992	2,056,643

Industrial Conglomerates 0.6%
Barloworld, Ltd.	South Africa	36,050	932,060
Fraser & Neave, Ltd.	Singapore	165,000	563,771

			1,495,831

Machinery 1.6%
Aker Yards ASA	Norway	17,680	1,408,591
Heidelberger Druckmaschinen AG	Germany	9,619	406,307
Sandvik AB	Sweden	58,000	929,154
SKF AB, Class B	Sweden	49,000	971,954

			3,716,006

Transportation Infrastructure 0.7%
Brisa-Autoestradas de Portugal SA	Portugal	45,063	558,630
Macquarie Airports	Australia	393,249	1,087,082

			1,645,712

INFORMATION TECHNOLOGY 2.8%
Communications Equipment 0.4%
Ericsson	Sweden	272,000	1,079,107

Office Electronics 0.5%
Canon, Inc.	Japan	18,000	947,785
Oce NV	Netherlands	13,707	232,914

			1,180,699

Semiconductors & Semiconductor Equipment 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd	Taiwan	67,979	140,508
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	10,626	115,930
United Microelectronics Corp.	Taiwan	1,380,000	867,664

			1,124,102

Software 1.4%
Nintendo Co., Ltd.	Japan	1,100	326,138
SAP AG	Germany	16,852	778,127
Square Enix Co., Ltd.	Japan	84,400	2,300,633

			3,404,898

MATERIALS 4.6%
Chemicals 1.6%
Akzo Nobel NV	Netherlands	29,920	1,877,766
BASF AG	Germany	13,675	1,319,323
Imperial Chemical Industries plc	United Kingdom	64,807	582,038

			3,779,127

Construction Materials 0.6%
Lafarge SA	France	9,132	1,395,930
Siam Cement	Thailand	26,000	182,859

			1,578,789

Containers & Packaging 0.8%
Rexam plc +	United Kingdom	193,847	2,054,967

Metals & Mining 0.8%
Evraz Group SA, GDR	Luxembourg	25,652	713,528
JFE Holdings, Inc	Japan	13,000	724,395
Teck Cominco, Ltd., Class B	Canada	5,400	397,172

			1,835,095

5

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Paper & Forest Products 0.8%
Stora Enso Oyj, Class R	Finland	20,800	$347,940
UPM-Kymmene Oyj	Finland	57,700	1,484,052

			1,831,992

TELECOMMUNICATION SERVICES 9.5%
Diversified Telecommunication Services 8.1%
BCE, Inc. +	Canada	96,829	2,539,750
Belgacom SA	Belgium	10,228	463,161
Bell Aliant Regional Communications Income Fund	Canada	5,263	131,312
Bell Aliant Regional Communications Income Fund – Canadian Exchange	Canada	10,365	258,510
BT Group plc +	United Kingdom	285,090	1,717,528
Chunghwa Telecom Co., Ltd., ADR	Taiwan	117,429	2,431,954
Deutsche Telekom AG	Germany	22,752	400,176
France Telecom +	France	58,603	1,625,100
KT Corp	South Korea	6,850	312,412
Maroc Telecom	Morocco	147,811	2,295,834
Telecom Italia SpA	Italy	207,205	519,347
Telefonica SA	Spain	259,670	5,683,235
TeliaSonera AB	Sweden	130,000	1,042,147

			19,420,466

Wireless Telecommunication Services 1.4%
China Unicom, Ltd.	Hong Kong	516,000	699,592
Sistema JSFC, GDR	Russia	10,191	310,454
StarHub, Ltd	Singapore	337,720	599,738
Vodafone Group plc +	United Kingdom	650,664	1,896,905

			3,506,689

UTILITIES 6.7%
Electric Utilities 3.1%
British Energy Group plc *	United Kingdom	117,581	1,008,689
E.ON AG +	Germany	14,078	1,911,704
Enel SpA	Italy	152,869	1,620,490
Fortum Oyj	Finland	45,600	1,255,446
HongKong Electric Holdings, Ltd.	Hong Kong	44,500	219,932
ScottishPower plc	United Kingdom	100,384	1,470,757

			7,487,018

Gas Utilities 0.3%
Snam Rete Gas SpA	Italy	112,081	659,454

Multi-Utilities 3.0%
National Grid plc +	United Kingdom	202,195	3,051,490
SUEZ	France	27,249	1,337,012
United Utilities plc +	United Kingdom	195,752	2,934,768

			7,323,270

Water Utilities 0.3%
Kelda Group plc	United Kingdom	12,481	228,444
Severn Trent plc	United Kingdom	19,272	536,102

			764,546

Total Common Stocks (cost $145,700,189)			168,847,182

PREFERRED STOCKS 0.4%
CONSUMER DISCRETIONARY 0.4%
Textiles, Apparel & Luxury Goods 0.4%
Hugo Boss AG, Var. Rate Pfd. (cost $600,501)	Germany	16,739	890,843

6

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Country	Shares	Value

SHORT-TERM INVESTMENTS 1.2%
MUTUAL FUND SHARES 1.2%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.03% ø q
(cost $2,810,921)	United States	2,810,921	$2,810,921

Total Investments (cost $ 217,504,866) 100.9%			242,870,703
Other Assets and Liabilities (0.9%)			(2,062,278)

Net Assets Applicable to Common Shareholders 100.0%			$240,808,425

*	Non-income producing security
+	All or a portion of this security is pledged as collateral for written call options.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
AUD	Australian Dollar
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
GBP	Great British Pound
GDR	Global Depository Receipt
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
KRW	Republic of Korea Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

The following table shows the percent of total long-term investments by geographic location as of January 31, 2007:

United Kingdom	23.0%
France	6.0%
Netherlands	5.7%
Germany	5.1%
Sweden	4.8%
Singapore	4.3%
Canada	4.1%
Australia	3.8%
Spain	3.3%
Mexico	3.2%
Norway	3.0%
Poland	2.9%
Luxembourg	2.9%
South Korea	2.8%
Hungary	2.8%
Italy	2.8%
United States	2.6%
Japan	2.3%
Switzerland	2.3%
Taiwan	1.6%
Finland	1.3%
Ireland	1.1%
Denmark	1.0%
Hong Kong	1.0%
Morocco	1.0%
Greece	0.7%
Bermuda	0.6%
New Zealand	0.6%
Belgium	0.4%
Philippines	0.4%
South Africa	0.4%
Israel	0.4%
Colombia	0.3%
Malaysia	0.3%
Portugal	0.2%
Turkey	0.2%
Brazil	0.2%
Uruguay	0.2%
Venezuela	0.2%
Russia	0.1%
Thailand	0.1%

100.0%

7

EEVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

At January 31, 2007, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2007	In Exchange for U.S. $	Unrealized Loss

02/28/2007	8,181,474 EUR	$10,656,473	$10,820,000	$163,527

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2007	In Exchange for	U.S. Value at January 31, 2007	Unrealized Loss

02/28/2007	2,798,721 EUR	$3,645,368	735,000,000 HUF	$3,719,353	$ 73,985

Open call options written at January 31, 2007 were as follows:

Expiration Date		Number of Contracts	Strike Price/Rate	Market Value	Premiums Received

02/16/2007	CAC 40 Index	59	5,600 EUR	$57,737	$69,565
02/16/2007	FTSE 100 Index	139	6,225 GBP	152,695	232,832
02/16/2007	CBOE Technology Index	64	660 USD	114,560	84,288
02/16/2007	Swiss Market Index	234	9,100 CHF	233,765	241,317
02/16/2007	Amsterdam Exchange Index	314	505 EUR	341,832	433,473
02/16/2007	S&P/Toronto Stock Exchange 60 Index	275	730 CAD	463,346	240,631
02/16/2007	S&P/MIB Index	125	42,000 EUR	232,518	244,760

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $217,530,271. The gross unrealized appreciation and depreciation on securities based on tax cost was $27,351,402 and $1,986,250, respectively, with a net unrealized appreciation of $25,365,152.

8

Item 2 - Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Balanced Income Fund

By: /s/ Dennis H. Ferro
        Dennis H. Ferro,
        Principal Executive Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro
        Dennis H. Ferro,
        Principal Executive Officer

Date: March 30, 2007

By: /s/ Kasey Phillips
        Kasey Phillips
        Principal Financial Officer

Date: March 30, 2007